Supplement to the currently effective PROSPECTUS

Deutsche Gold & Precious Metals Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2016.

Felice Tecce, Vice President. Portfolio Manager of the fund. Began managing the fund in 2016.

Scott Ikuss, Vice President. Portfolio Manager of the fund. Began managing the fund in 2016.

The following information replaces the existing disclosure for the fund contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2016.

•	Joined Deutsche Asset Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004-September 2004; and previously Managing Director of Deutsche Asset Management from 1996-March 2004.
•	Co-Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset Management.
•	BS, University of Southern California.

Felice Tecce, Vice President. Portfolio Manager of the fund. Began managing the fund in 2016.

•	Joined Deutsche Asset Management in 2005. Prior to his current role, he served as a Portfolio Analyst on the Global Commodities team. Prior to that, he worked as an Associate member of the Securities Valuation Group within the Treasurer's Office.
•	Portfolio Manager and Analyst for Commodities: Boston.
•	BS in Business Administration, University of New Hampshire.

Scott Ikuss, Vice President. Portfolio Manager of the fund. Began managing the fund in 2016.

•	Joined Deutsche Asset Management in 2008.
•	Portfolio Analyst for Commodities: New York.
•	BA, Rutgers, The State University of New Jersey.

Please Retain This Supplement for Future Reference

April 18, 2016

PROSTKR-623